JPMorgan Macro Opportunities Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Macro Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 35.2%
Banks — 6.7%
Bank Central Asia Tbk. PT (Indonesia)	113	56
Bank Mandiri Persero Tbk. PT (Indonesia)	153	86
Bank Negara Indonesia Persero Tbk. PT (Indonesia)	75	40
Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	572	169
First Republic Bank	1	125
HDFC Bank Ltd., ADR (India)	9	591
Signature Bank	—	114
		1,181
Electric Utilities — 0.7%
Orsted A/S (Denmark)	1	122
Insurance — 1.5%
AIA Group Ltd. (Hong Kong)	27	267
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A *	4	428
Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc. *	3	445
IT Services — 2.0%
Mastercard, Inc., Class A	1	347
Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	1	457
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	1	222
Pharmaceuticals — 1.3%
Eli Lilly & Co.	—	118
Novo Nordisk A/S, Class B (Denmark)	1	118
		236
Semiconductors & Semiconductor Equipment — 0.5%
NVIDIA Corp.	1	80
Software — 9.2%
Adobe, Inc. *	1	304
Atlassian Corp. plc, Class A *	1	228
Microsoft Corp.	1	451
Salesforce, Inc. *	2	302
ServiceNow, Inc. *	1	326
		1,611
Textiles, Apparel & Luxury Goods — 4.5%
Lululemon Athletica, Inc. *	1	253
LVMH Moet Hennessy Louis Vuitton SE (France)	—	295
NIKE, Inc., Class B	2	248
		796
Total Common Stocks (Cost $5,470)		6,192

JPMorgan Macro Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 2.2%
Exchange-Traded Fund — 2.2%
VanEck Gold Miners ETF *	15	382
Total Exchange-Traded Funds (Cost $463)		382
	NO. OF CONTRACTS
Options Purchased — 0.6%
Call Options Purchased — 0.2%
Index Funds — 0.2%
EURO STOXX 50 Index (Germany)
8/5/2022 at EUR 3,725.00, European Style
Notional Amount: EUR 1,261
Counterparty: Exchange-Traded * (Cost $5)	EUR 34	8
S&P 500 Index
8/5/2022 at USD 4,100.00, European Style
Notional Amount: USD 826
Counterparty: Exchange-Traded *	2	12
8/10/2022 at USD 4,125.00, European Style
Notional Amount: USD 826
Counterparty: Exchange-Traded *	2	11
Total Call Options Purchased (Cost $13)		31
Put Options Purchased — 0.4%
Foreign Exchange Currency Options — 0.1%
Foreign Exchange USD / JPY
10/26/2022 at USD 123.00, Vanilla, European Style
Notional Amount: USD 1,841
Counterparty: Goldman Sachs International *	1,841,000	7
10/26/2022 at USD 125.00, Vanilla, European Style
Notional Amount: USD 614
Counterparty: Goldman Sachs International *	613,667	3
10/26/2022 at USD 125.00, Vanilla, European Style
Notional Amount: USD 1,227
Counterparty: Goldman Sachs International *	1,227,333	7
Total Foreign Exchange Currency Options (Cost $70)		17
Index Funds — 0.2%
NASDAQ 100 E-Mini Index
8/19/2022 at USD 12,500.00, European Style
Notional Amount: USD 1,297
Counterparty: Exchange-Traded * (Cost $21)	1	14
S&P 500 Index
8/19/2022 at USD 4,000.00, European Style

JPMorgan Macro Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — continued
Put Options Purchased — continued
Index Funds — continued
Notional Amount: USD 2,891
Counterparty: Exchange-Traded * (Cost $27)	7	22
Total Index Funds (Cost $48)		36
Metals & Mining — 0.1%
Rio Tinto plc (United Kingdom)
9/16/2022 at GBP 5,000.00, American Style
Notional Amount: GBP 197
Counterparty: Exchange-Traded * (Cost $11)	GBP 4	20
Total Put Options Purchased (Cost $129)		73
Total Options Purchased (Cost $142)		104
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 35.0%
Foreign Government Treasury Bills — 17.1%
Germany Treasury Bills (Germany), (0.41)%, 10/19/2022 (a) (b)	EUR 678	693
Japan Treasury Bills (Japan)
(0.24)%, 8/1/2022 (a)	JPY 59,050	443
(0.20)%, 9/20/2022 (a)	JPY 47,950	360
(0.10)%, 9/26/2022 (a)	JPY 82,600	619
(0.16)%, 10/24/2022 (a)	JPY120,600	905
Total Foreign Government Treasury Bills (Cost $3,030)		3,020
	SHARES (000)
Investment Companies — 17.9%
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (c) (d) (Cost $3,145)	3,144	3,145
Total Short Term Investments (Cost $6,175)		6,165
Total Investments — 73.0% (Cost $12,250)		12,843
Other Assets Less Liabilities — 27.0%		4,746
NET ASSETS — 100.0%		17,589

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
ETF	Exchange Traded Fund

JPMorgan Macro Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NASDAQ	National Association of Securities Dealers Automate Quotation
PT	Limited liability company
USD	United States Dollar

*	Non-income producing security.
(a)	The rate shown is the effective yield as of July 31, 2022.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	11	09/08/2022	EUR	1,771	63
STOXX 600 Health Equity Index	7	09/16/2022	EUR	378	31
STOXX 600 Insurance Index	12	09/16/2022	EUR	178	3
STOXX 600 Utilities Equity Index	15	09/16/2022	EUR	289	14
XAU Utilities Index	4	09/16/2022	USD	299	20
XAV Health Care Index	2	09/16/2022	USD	268	21
					152
Short Contracts
Euro-Bobl	(19)	09/08/2022	EUR	(2,483)	(54)
Euro-BTP	(4)	09/08/2022	EUR	(516)	(14)
EURO STOXX 50 Index	(58)	09/16/2022	EUR	(2,209)	(145)
MSCI Emerging Markets E-Mini Index	(8)	09/16/2022	USD	(400)	(1)
S&P 500 E-Mini Index	(22)	09/16/2022	USD	(4,545)	(298)
STOXX 600 Banks Index	(64)	09/16/2022	EUR	(413)	(1)
					(513)
					(361)

Abbreviations
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Macro Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of July 31, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	583	USD	394	Goldman Sachs International	8/22/2022	13
JPY	149,620	USD	1,079	Goldman Sachs International	8/22/2022	45
USD	535	AUD	764	Goldman Sachs International	8/22/2022	1
USD	267	HKD	2,096	Barclays Bank plc	8/22/2022	—(a)
USD	90	THB	3,266	Goldman Sachs International	8/22/2022	1
USD	710	TWD	21,189	Goldman Sachs International**	8/22/2022	4
USD	124	ZAR	2,046	BNP Paribas	8/22/2022	1
USD	107	ZAR	1,775	Citibank, NA	8/22/2022	1
USD	124	ZAR	2,052	Merrill Lynch International	8/22/2022	1
ZAR	1,555	USD	90	Citibank, NA	8/22/2022	3
ZAR	4,625	USD	271	HSBC Bank, NA	8/22/2022	7
Total unrealized appreciation						77
EUR	873	USD	897	Goldman Sachs International	8/22/2022	(3)
THB	15,608	USD	429	Goldman Sachs International	8/22/2022	(4)
TWD	2,685	USD	90	Citibank, NA**	8/22/2022	—(a)
USD	1,087	AUD	1,613	Goldman Sachs International	8/22/2022	(40)
USD	442	CAD	580	Goldman Sachs International	8/22/2022	(11)
USD	541	CNY	3,663	HSBC Bank, NA**	8/22/2022	(2)
USD	282	DKK	2,082	State Street Corp.	8/22/2022	(5)
USD	2,877	EUR	2,862	Goldman Sachs International	8/22/2022	(53)
USD	312	GBP	263	Goldman Sachs International	8/22/2022	(9)
USD	73	IDR	1,106,385	Goldman Sachs International**	8/22/2022	(1)
USD	42	INR	3,377	Bank of America NA**	8/22/2022	—(a)
USD	1,032	INR	82,721	Citibank, NA**	8/22/2022	(9)
USD	38	INR	2,981	Goldman Sachs International**	8/22/2022	—(a)
USD	3,060	JPY	423,613	Goldman Sachs International	8/22/2022	(122)
USD	269	KRW	352,542	Barclays Bank plc**	8/22/2022	(2)
USD	151	KRW	198,557	Citibank, NA**	8/22/2022	(1)
USD	47	ZAR	807	Citibank, NA	8/22/2022	(1)
USD	949	ZAR	16,244	HSBC Bank, NA	8/22/2022	(26)
USD	361	ZAR	6,121	Merrill Lynch International	8/22/2022	(7)
ZAR	791	USD	48	HSBC Bank, NA	8/22/2022	—(a)
Total unrealized depreciation						(296)
Net unrealized depreciation						(219)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	China Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Macro Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Written Call Options Contracts as of July 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	7	USD 2,891	USD 4,050.00	8/19/2022	(87)
E-Mini Nasdaq 100 Index	Exchange-Traded	1	USD 1,297	USD 12,800.00	8/19/2022	(39)
Written Put Options Contracts as of July 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Foreign Exchange USD / JPY	Goldman Sachs International	1,841,000	USD 1,841	USD 120.00	10/26/2022	(4)
Foreign Exchange USD / JPY	Goldman Sachs International	613,667	USD 614	USD 123.00	10/26/2022	(2)
Foreign Exchange USD / JPY	Goldman Sachs International	1,227,333	USD 1,227	USD 123.00	10/26/2022	(5)
S&P 500 Index	Exchange-Traded	1	USD 413	USD 3,860.00	9/16/2022	(4)
S&P 500 Index	Exchange-Traded	7	USD 2,891	USD 3,150.00	8/19/2022	—(a)
E-Mini Nasdaq 100 Index	Exchange-Traded	1	USD 1,297	USD 10,750.00	8/19/2022	(1)
Total Written Options Contracts (Premiums Received $143)						(142)

(a)	Amount rounds to less than one thousand.

Abbreviations
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Macro Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds ("ETFs") (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Macro Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Banks	$830	$351	$—	$1,181
Electric Utilities	—	122	—	122
Insurance	—	267	—	267
Interactive Media & Services	428	—	—	428
Internet & Direct Marketing Retail	445	—	—	445
IT Services	347	—	—	347
Life Sciences Tools & Services	457	—	—	457
Personal Products	222	—	—	222
Pharmaceuticals	118	118	—	236
Semiconductors & Semiconductor Equipment	80	—	—	80
Software	1,611	—	—	1,611
Textiles, Apparel & Luxury Goods	501	295	—	796
Total Common Stocks	5,039	1,153	—	6,192
Exchange-Traded Funds	382	—	—	382
Options Purchased
Call Options Purchased	31	—	—	31
Put Options Purchased	36	37	—	73
Total Options Purchased	67	37	—	104
Short-Term Investments
Foreign Government Treasury Bills	—	3,020	—	3,020
Investment Companies	3,145	—	—	3,145
Total Short-Term Investments	3,145	3,020	—	6,165
Total Investments in Securities	$8,633	$4,210	$—	$12,843
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$77	$—	$77
Futures Contracts	152	—	—	152
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(296)	—	(296)
Futures Contracts	(513)	—	—	(513)
Options Written
Call Options Written	(126)	—	—	(126)
Put Options Written	(5)	(11)	—	(16)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(492)	$(230)	$—	$(722)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Macro Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (a) (b)	$2,529	$1,921	$1,304	$—(c)	$(1)	$3,145	3,144	$12	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.
(c)	Amount rounds to less than one thousand.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Options — The Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by

JPMorgan Macro Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund's over-the-counter (“OTC”) options are subject to master netting agreements.
The Fund may be required to post or receive collateral for OTC options. Cash collateral posted by the Fund is considered restricted.
(2). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.